Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Deferred tax assets current	754	1,044
Deferred tax assets non-current	1,224	1,852
Deferred tax liabilities	1,010	2,017
Carryforwards income tax benefit	3,845
Greece
Tax rate on cost				5.42%
Effective tax rate	26.00%	26.00%	26.00%
United States
Effective tax rate	54.50%
Belgium
Effective tax rate	33.99%